Consolidated Statement of Changes in Equity - USD ($)	Issued capital [member]	Retained earnings [member]	Other equity interest [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at 1 July 2023 at Jun. 30, 2023	$ 3,641	$ (1,139,500)	$ 5,059	$ (1,130,800)		$ (1,130,800)
IfrsStatementLineItems [Line Items]
Loss for the year		(1,715,375)		(1,715,375)		(1,715,375)
Other comprehensive income (Loss) for the year			19,967	19,967		19,967
Total comprehensive loss for the year		(1,715,375)	19,967	(1,695,408)		(1,695,408)
Balance at Jun. 30, 2024	3,641	(2,854,875)	25,026	(2,826,208)		(2,826,208)
IfrsStatementLineItems [Line Items]
Loss for the year		(1,972,954)		(1,972,954)		(1,972,954)
Other comprehensive income (Loss) for the year			19,896	19,896		19,896
Total comprehensive loss for the year		(1,972,954)	19,896	(1,953,058)		(1,953,058)
Shares issued on conversion of SAFE notes
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited
Shares issued as share-based payments for services
Balance at Jun. 30, 2025	3,641	(4,827,829)	44,922	(4,779,266)		(4,779,266)
IfrsStatementLineItems [Line Items]
Loss for the year		(24,366,196)		(24,366,196)	(290,165)	(24,656,361)
Other comprehensive income (Loss) for the year			(7,967,512)	(7,967,512)	(3,703)	(7,971,215)
Total comprehensive loss for the year		(24,366,196)	(7,967,512)	(32,333,708)	(293,868)	(32,627,576)
Shares issued for cash on private placement	4,999,877			4,999,877		4,999,877
Shares issued on conversion of SAFE notes	3,287,991			3,287,991		3,287,991
Shares issued as consideration for acquisitions	180,610,575			180,610,575		180,610,575
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited	44,571,073			44,571,073		44,571,073
Shares issued as share-based payments for services	14,823,375			14,823,375		14,823,375
Non-controlling interests arising on acquisitions					127,514	127,514
Balance at Jun. 30, 2026	$ 248,296,532	$ (29,194,025)	$ (7,922,590)	$ 211,179,917	$ (166,354)	$ 211,013,563